Forfeiture Shares (Details) - shares			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025
Forfeiture Shares [Line Items]
Shares of received percentage			35.00%
Common Stock [Member]
Forfeiture Shares [Line Items]
Number of ordinary shares received subject to forfeiture			2,875,000
Common Stock [Member] | PTK Sponsor [Member]
Forfeiture Shares [Line Items]
Number of ordinary shares received subject to forfeiture			1,006,250
Common Stock [Member]
Forfeiture Shares [Line Items]
Ordinary shares forfeited	359,375	646,875